Offerings	Aug. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of
Amount Registered | shares	591,016
Proposed Maximum Offering Price per Unit	8.46
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.

The proposed maximum offering price of the units of the registrant proposed to be sold in the offering (the “Units”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering (the “Pre-Funded Units”), and as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is 5,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Class A ordinary shares, par value $0.04 per share (the "Class A Ordinary Shares")
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.

The proposed maximum offering price of the units of the registrant proposed to be sold in the offering (the “Units”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering (the “Pre-Funded Units”), and as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is 5,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) Common Warrants to Purchase One Class A Ordinary Share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.

The proposed maximum offering price of the units of the registrant proposed to be sold in the offering (the “Units”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering (the “Pre-Funded Units”), and as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is 5,000,000.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Class A Ordinary Shares issuable upon exercise of the warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-Funded Units, each consisting of
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.

The proposed maximum offering price of the units of the registrant proposed to be sold in the offering (the “Units”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering (the “Pre-Funded Units”), and as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is 5,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Pre-Funded Warrants to Purchase One Class A Ordinary Share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.

The proposed maximum offering price of the units of the registrant proposed to be sold in the offering (the “Units”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering (the “Pre-Funded Units”), and as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is 5,000,000.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Class A Ordinary Shares issuable upon exercise of the warrants.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) Common Warrants each to Purchase One Class A Ordinary Share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.

The proposed maximum offering price of the units of the registrant proposed to be sold in the offering (the “Units”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering (the “Pre-Funded Units”), and as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is 5,000,000.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Class A Ordinary Shares issuable upon exercise of the warrants.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, issuable upon the exercise of the Common Warrants included in the Units and Pre-Funded Units
Amount Registered | shares	591,016
Proposed Maximum Offering Price per Unit	8.46
Maximum Aggregate Offering Price	$ 5,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690.50
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, issuable upon the exercise of the Pre-Funded Warrants included in the Pre-Funded Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement shall also cover an indeterminate number of Class A ordinary shares, par value $0.04 per share, of the registrant (the “Class A Ordinary Shares”) that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Class A Ordinary Shares.

The proposed maximum offering price of the units of the registrant proposed to be sold in the offering (the “Units”) will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded units of the registrant offered and sold in the offering (the “Pre-Funded Units”), and as such, the proposed maximum aggregate offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is 5,000,000.